Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 24,956	¥ 31,776
Property under facility operations	44,473	12,483
Other assets	¥ 19	¥ 164